Label	Element	Value
iShares Gold Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® GOLD STRATEGY ETF Ticker: IAUFStock Exchange: Cboe BZX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares Gold Strategy ETF (the “Fund”) seeks to track the investment results of an index that provides exposure, on a total return basis, to the price performance of gold.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities, commodities or other financial instruments and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses. The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment products. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”). BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund's investments in other exchange-traded products (“ETPs”) sponsored by BFA or its affiliates and other funds advised by BFA or its affiliates through February 28, 2029, provided that the waiver be no greater than the Fund's management fee of 0.25%. The contractual waiver may be terminated prior to February 28, 2029 only upon written agreement of the Trust and BFA.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)1
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2029
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus (the “Prospectus”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment results of the Bloomberg Composite Gold Index (the “Underlying Index”), which is designed to track the price performance of gold. The Underlying Index is composed of exchange-traded gold futures contracts and one or more ETPs backed by or linked to physical gold, as determined by Bloomberg Index Services Limited (the “Index Provider”), and is rebalanced on a quarterly basis.
In seeking to achieve its investment objective, the Fund invests in a combination of (i) exchange-traded gold futures contracts and other exchange-traded or over-the-counter (“OTC”)
derivatives (i.e., forward contracts, futures, options and swaps) that correlate to the investment returns of physical gold, based on the notional value of such derivative instruments; and (ii) ETPs backed by or linked to physical gold, which may include the iShares Gold Trust (the “Gold Trust”) ((i) and (ii) together, the “Gold Investments”). The Gold Trust, whose assets consist primarily of gold held by a custodian on behalf of the Gold Trust, seeks to reflect generally the performance of the price of gold. The Fund may invest up to 20% of the Fund's assets in OTC derivatives. The Fund additionally aims to generate interest income and capital appreciation through a cash management strategy consisting primarily of cash and cash equivalents and short-term government obligations (collectively, “Fixed-Income Investments”).
The ETPs held by the Fund may invest in physical gold bullion or OTC or exchange-traded derivatives on gold bullion, such as forward contracts, futures, options and swaps. The ETPs held by the Fund may be sponsored by an affiliate of BFA or by an unaffiliated entity, and may be structured as, among others, exchange-traded commodities that track the price of gold or exchange-traded notes with interest and/or principal payments linked to the price of gold. As of October 31, 2023, the Underlying Index was composed of 2 components.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor selection of securities and/or other instruments. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities and/or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The securities and/or other instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities and/or other instruments in the Underlying Index.
The Fund seeks to gain exposure to the Gold Investments by investing through a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Subsidiary invests solely in the Gold Investments and cash and cash equivalents.
In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Gold Investments held in the Subsidiary are intended to provide the Fund with exposure to the gold market consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in the Gold Investments.
The remainder of the Fund’s assets is invested directly by the Fund, primarily in Fixed-Income Investments, including repurchase agreements, money market instruments, U.S. government and agency securities, treasury inflation-protected securities and sovereign debt obligations of non-U.S. countries. The Fund invests in Fixed-Income Investments for investment purposes and to collateralize the Subsidiary’s investments in derivatives.
The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund's potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).
The Underlying Index is sponsored by the Index Provider, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with the Underlying Index. Prior to March 1, 2021, the Fund operated as a transparent active ETF. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 and 5 years and since inception compare with the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The best calendar quarter return during the periods shown above was 11.85% in the 2nd quarter of 2020; the worst was -9.98% in the 1st quarter of 2021.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Gold Strategy ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. The Fund is classified as “non-diversified.” This means that, compared with other funds that are classified as “diversified,” the Fund may invest a greater percentage of its assets in securities issued by or representing a small number of issuers or in derivatives with a limited number of counterparties. As a result, the Fund's performance may depend on the performance of a small number of issuers and counterparties.

iShares Gold Strategy ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
iShares Gold Strategy ETF | Risk of Investing in Gold [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in Gold. The Fund has a substantial exposure to gold through its investments in the Gold Investments. Thus, the Fund’s portfolio may be adversely affected by changes or trends in the price of gold. The price of gold and of gold-related instruments historically has been volatile, which may adversely affect the value of Gold Investments. Governments, central banks, or other larger holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.

iShares Gold Strategy ETF | Futures Contract Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Futures Contract Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in an issuer, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts are: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations. To the extent that the Fund invests in rolling futures contracts, it may be subject to additional risk.

iShares Gold Strategy ETF | Risk of Investing in ETPs [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in ETPs. Through the Fund’s investments in ETPs, which may be affiliated or unaffiliated with the Fund, the Fund is subject to the risks associated with the ETPs’ investments. The Fund’s exposure to particular risks of an ETP generally will be proportionate to the Fund’s allocation to the ETP. To the extent the Fund invests a portion of its assets in the Gold Trust, which seeks to reflect generally the performance of the price of gold, the Fund is subject to the risks associated with the Gold Trust, including the possibility that the market price of its shares could decrease. The value of the Fund’s investment in the Gold Trust may fluctuate, sometimes rapidly or unpredictably. The Gold Trust is sponsored by an affiliate of BFA that receives a fee in exchange for assuming certain administrative and marketing expenses of the Gold Trust, which may create a conflict of interest for BFA in determining whether, and under what circumstances, to purchase or sell shares in the Gold Trust.

iShares Gold Strategy ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

iShares Gold Strategy ETF | Index Related Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index-Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider, and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

iShares Gold Strategy ETF | Asset Class Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes (including the futures market).

iShares Gold Strategy ETF | Assets Under Management AUM Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Assets Under Management (AUM) Risk. From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

iShares Gold Strategy ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

iShares Gold Strategy ETF | Calculation Methodology Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Calculation Methodology Risk. The Index Provider relies on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of included components.

iShares Gold Strategy ETF | Commodity Linked Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative instrument typically is based upon the price movements of the underlying commodity or an economic variable linked to such price movements. The prices of commodity-linked investments may fluctuate quickly and dramatically as a result of changes affecting a particular commodity and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade or the applicable clearing house may default or otherwise fail to perform. The Fund’s use of commodity-linked derivatives may also have a leveraging effect on the Fund’s portfolio because of the leverage inherent in the use of derivatives. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had. The Fund is required to post margin with respect to its holdings in derivatives. Each of these factors and events could have a significant negative impact on the Fund. The Fund is specifically exposed to the Risk of Investing in Gold.

iShares Gold Strategy ETF | Commodity Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Commodity Regulatory Risk. The Fund and the Subsidiary are deemed commodity pools and BFA is considered a commodity pool operator (“CPO”) with respect to the Fund and the Subsidiary under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by the National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options, certain swaps or certain other investments could change at any time.

iShares Gold Strategy ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

iShares Gold Strategy ETF | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk. Certain commodity-linked derivative instruments, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of a counterparty default, the
Fund could experience lengthy delays in recovering some or all of its assets or obtain no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

iShares Gold Strategy ETF | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

iShares Gold Strategy ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

iShares Gold Strategy ETF | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The Fund’s use of derivatives may reduce the Fund’s returns or increase volatility. Volatility is defined as the characteristic of a security, a currency, an index or a market to fluctuate significantly in price within a short time period. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Counterparty risk for OTC derivatives is generally higher than that for derivatives traded on an exchange or through a clearing house. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the Fund seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the Fund of termination rights or remedies upon a counterparty default under derivatives held by the Fund (which could result in losses), or may otherwise adversely affect the value or performance of derivatives. In addition, the Fund's use of derivatives may expose the Fund to risks related to potential operational issues, such as documentation and settlement issues, systems failures, inadequate controls and human error. Derivatives may also involve legal risks, including insufficient documentation, insufficient capacity or authority of a counterparty, and legality and enforceability of a contract.

iShares Gold Strategy ETF | Financials Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.

iShares Gold Strategy ETF | High Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities or other assets and on reinvestment in other securities.

iShares Gold Strategy ETF | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk. The Fund’s income may decline when yields fall. This decline can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, or the
Fund otherwise needs to purchase additional bonds.

iShares Gold Strategy ETF | Indexing Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Investment Risk. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares Gold Strategy ETF | Infectious Illness Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund and its investments and may impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund's NAV. Despite the development of vaccines, the duration of the COVID-19 pandemic and its effects cannot be predicted with certainty.

iShares Gold Strategy ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates will generally cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The historically low interest rate environment in recent years heightens the risks associated with rising interest rates.

iShares Gold Strategy ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities or assets may cause the value of the securities or assets to decline.

iShares Gold Strategy ETF | Large Shareholder and Large Scale Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder and Large-Scale Redemption Risk. Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares, or may invest in the Fund and hold their investment for a limited period of time. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment. Redemptions of a large number of Fund shares could require the Fund to dispose of assets to meet the redemption requests, which can accelerate the realization of taxable income and/or capital gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. In some circumstances, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. These large redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, increase the Fund’s brokerage costs and/or have a material effect on the market price of the Fund shares.

iShares Gold Strategy ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. As the Fund will not fully replicate the Underlying Index, it is subject to the risk that BFA's investment strategy may not produce the intended results.
iShares Gold Strategy ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

iShares Gold Strategy ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

iShares Gold Strategy ETF | Privately Issued Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Privately Issued Securities Risk. The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value.
Delay or difficulty in selling such securities may result in a loss to the Fund.

iShares Gold Strategy ETF | Risk of Investing in the US [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

iShares Gold Strategy ETF | Risk of Swap Agreements [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Swap Agreements. A swap is a two-party contract that generally obligates each counterparty to exchange periodic payments based on a pre-determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

iShares Gold Strategy ETF | Small Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

iShares Gold Strategy ETF | Subsidiary Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Subsidiary Risk. In compliance with Subchapter M of the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this
Prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”), and could adversely affect the Fund.

iShares Gold Strategy ETF | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tax Risk. The Fund invests in commodity-linked derivatives indirectly through the Subsidiary because income from these investments, if made directly, might not be treated as “qualifying income” for purposes of the Fund qualifying as a regulated investment company (“RIC”) for U.S. federal income tax purposes. Based on final regulations issued by the U.S. Internal Revenue Service (“IRS”) on which taxpayers may rely for taxable years beginning after September 28, 2016, the Fund expects its income with respect to the Subsidiary to be qualifying income. In the future, if the IRS issues new regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund’s income with respect to the Subsidiary will be considered “qualifying income,” the Fund might be required to make changes to its operations, which could reduce the Fund’s ability to gain investment exposure to commodities. Fund shareholders could also experience adverse tax consequences in such circumstances.

iShares Gold Strategy ETF | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund ’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund ’s portfolio and those included in the
Underlying Index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), transaction costs incurred by the Fund, the Fund ’s holding of uninvested cash, differences in timing of the accrual or the valuation of distributions, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. INDEX ETFs THAT TRACK INDICES WITH SIGNIFICANT WEIGHT IN FUTURES CONTRACTS ISSUERS MAY EXPERIENCE HIGHER TRACKING ERROR THAN OTHER INDEX ETFs THAT DO NOT TRACK SUCH INDICES.

iShares Gold Strategy ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities or other instruments may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other instruments not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

iShares Gold Strategy ETF | iShares Gold Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 367
2019	rr_AnnualReturn2019	17.94%
2020	rr_AnnualReturn2020	21.00%
2021	rr_AnnualReturn2021	(4.61%)
2022	rr_AnnualReturn2022	(1.11%)
2023	rr_AnnualReturn2023	12.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.98%)
One Year	rr_AverageAnnualReturnYear01	12.59%
Five Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2018
iShares Gold Strategy ETF | Return After Taxes on Distributions | iShares Gold Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.17%	[2]
Five Years	rr_AverageAnnualReturnYear05	6.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%	[2]
iShares Gold Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares Gold Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.41%	[2]
Five Years	rr_AverageAnnualReturnYear05	5.60%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[2]
iShares Gold Strategy ETF | Bloomberg Composite Gold Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.87%
Five Years	rr_AverageAnnualReturnYear05	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.71%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.